Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Fair value measurement:
Listed equity securities		$ 11,104,047	$ 15,900,369
Total Assets		11,104,047	17,450,683
Liabilities
Embedded derivative liabilities		(2,292,056)
Option liabilities	[1]		(554,710)
Warrant liabilities		(675,000)	(1,940,625)
Total Liabilites		(2,967,056)	(2,495,335)
NAV practical expedient:
Long term investment		1,436,142	1,550,314
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value measurement:
Listed equity securities		11,104,047	15,900,369
Total Assets		11,104,047	15,900,369
Liabilities
Embedded derivative liabilities
Option liabilities	[1]
Warrant liabilities		(460,000)	(1,322,500)
Total Liabilites		(460,000)	(1,322,500)
Significant Observable Inputs (Level 2) [Member]
Fair value measurement:
Listed equity securities
Total Assets
Liabilities
Embedded derivative liabilities		(2,292,056)
Option liabilities	[1]		(554,710)
Warrant liabilities		(215,000)	(618,125)
Total Liabilites		(2,507,056)	(1,172,835)
Significant Unobservable Inputs (Level 3) [Member]
Fair value measurement:
Listed equity securities
Total Assets
Liabilities
Embedded derivative liabilities
Option liabilities	[1]
Warrant liabilities
Total Liabilites

[1]	No collateral received or pledged for derivative contracts.